MERIDIAN FUND, INC.®

Meridian Enhanced Equity Fund (the “Fund”)

CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX

Supplement dated August 20, 2019

to the Fund’s Summary Prospectus and Prospectus,

each dated November 1, 2018, as amended

Effective as of September 3, 2019, Minyoung Sohn no longer serves as the Portfolio Manager of the Fund. All references to Mr. Sohn serving in such role are deleted.

Also effective September 3, 2019, Clay Freeman serves as the Portfolio Manager of the Fund. Therefore, the disclosure contained in the Summary Prospectus and Prospectus are hereby revised as follows:

Summary Prospectus

The information contained in the “Portfolio Manager” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

“Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.”

Prospectus

The information contained in the “Portfolio Manager” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.”

The below information is hereby added immediately prior to the final paragraph contained in the “Organization and Management-Portfolio Managers” section of the Prospectus:

“Clay Freeman

Portfolio Manager of Meridian Enhanced Equity Fund.

Employed by the Investment Adviser as an investment research analyst since 2008. Mr. Freeman has 15 years of experience in the financial industry and focused on larger capitalization stocks within the communications industry as an equity research analyst at Janus Capital Management LLC from 2004 - 2007. He graduated Phi Beta Kappa from the University of Colorado and also earned an MBA with a Finance concentration from the Daniels College of Business at Denver University.”

The final paragraph contained in the “Organization and Management-Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

“The SAI provides additional information about James England, Chad Meade, Brian Schaub, and Clay Freeman including their compensation structure, other accounts they manage and their ownership of securities in each Fund they manage.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MERIDIAN FUND, INC.®

Meridian Enhanced Equity Fund (the “Fund”)

LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX

Supplement dated August 20, 2019

to the Fund’s Summary Prospectus and Prospectus,

each dated November 1, 2018, as amended

Effective as of September 3, 2019, Minyoung Sohn no longer serves as the Portfolio Manager of the Fund. All references to Mr. Sohn serving in such role are deleted.

Also effective September 3, 2019, Clay Freeman serves as the Portfolio Manager of the Fund. Therefore, the disclosure contained in the Summary Prospectus and Prospectus are hereby revised as follows:

Summary Prospectus

The information contained in the “Portfolio Manager” section of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

“Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.”

Prospectus

The information contained in the “Portfolio Manager” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Clay Freeman serves as Portfolio Manager of the Fund. Mr. Freeman, who joined the Investment Adviser in 2008, has served as Portfolio Manager of the Fund since September 3, 2019.”

The below information is hereby added immediately prior to the final paragraph contained in the “Organization and Management-Portfolio Managers” section of the Prospectus:

“Clay Freeman

Portfolio Manager of Meridian Enhanced Equity Fund.

Employed by the Investment Adviser as an investment research analyst since 2008. Mr. Freeman has 15 years of experience in the financial industry and focused on larger capitalization stocks within the communications industry as an equity research analyst at Janus Capital Management LLC from 2004 - 2007. He graduated Phi Beta Kappa from the University of Colorado and also earned an MBA with a Finance concentration from the Daniels College of Business at Denver University.”

The final paragraph contained in the “Organization and Management-Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

“The SAI provides additional information about James England, Chad Meade, Brian Schaub, and Clay Freeman including their compensation structure, other accounts they manage and their ownership of securities in each Fund they manage.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MERIDIAN FUND, INC.®

Meridian Enhanced Equity Fund (the “Fund”)

CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX

LEGACY CLASS SHARES: MEIFX; INSTITUTIONAL CLASS SHARES: MRREX

Supplement dated August 20, 2019

to the Fund’s Statement of Additional Information (“SAI”)

dated November 1, 2018, as amended

Effective as of September 3, 2019, Minyoung Sohn no longer serves as the Portfolio Manager of the Fund. All references to Mr. Sohn serving in such role are deleted.

Also effective September 3, 2019, Clay Freeman serves as the Portfolio Manager of the Fund. Therefore, the disclosure contained in the SAI are hereby revised as follows:

The final sentence of the first paragraph contained in the “Investment Management” section of the SAI is hereby deleted in its entirety and replaced with the following:

“David Corkins, a principal, holds a controlling interest in the Investment Adviser.”

The final sentence of the first paragraph contained in the “Portfolio Management” section of the SAI is hereby deleted in its entirety and replaced with the following:

“Mr. Clay Freeman serves as the Portfolio Manager of the Meridian Enhanced Equity Fund and has responsibility for the day-to-day management of the Fund.”

The second paragraph contained in the “Portfolio Management” section of the SAI is hereby deleted in its entirety and replaced with the following:

“With respect to the Meridian Growth Fund, the Meridian Contrarian Fund and the Meridian Small Cap Growth Fund, the following tables provide information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of June 30, 2018.”

The below information is hereby added immediately prior to the “Portfolio Management-Description of Compensation” section of the SAI:

With respect to the Meridian Enhanced Equity Fund, the following table provides information about funds and accounts, other than the Fund, for which the Fund’s portfolio manager is primarily responsible for the day-to-day portfolio management as of July 31, 2019.

Clay Freeman

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	—	$—	—	$—
Other Pooled Investment Vehicles:	—	$—	—	$—
Other Accounts:	—	$—	—	$—

The table contained in the “Portfolio Management- Ownership of Securities” section of the SAI is hereby deleted in its entirety and replaced with the following:

Ownership of Securities – The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager, as of June 30, 2018, and with respect to Clay Freeman, as of July 31, 2019, in the Fund(s) they manage.

Name of Portfolio Manager	Dollar Ranges of Equity Securities Beneficially Owned by Portfolio Manager
James England	Meridian Contrarian Fund – (Over $1,000,000) Meridian Enhanced Equity Fund – ($100,001—$500,000)
Chad Meade	Meridian Growth Fund – (Over $1,000,000) Meridian Small Cap Growth Fund – (Over $1,000,000)
Brian Schaub	Meridian Growth Fund – (Over $1,000,000) Meridian Small Cap Growth Fund – (Over $1,000,000)
Clay Freeman	None

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE